Indemnification Asset - Additional Information (Detail) - Boa Vista Servicos S A [member] R$ in Thousands	May 26, 2023 BRL (R$)
Indemnification Asset [Line Items]
Amount deposited in Escrow account	R$ 15,000
Increase decrease in fair value measurement of indemnification assets	R$ 214